Subordinated Notes And Debentures	12 Months Ended
Oct. 31, 2018
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Subordinated Notes And Debentures

NOTE 19:  SUBORDINATED NOTES AND DEBENTURES

Subordinated notes and debentures are direct unsecured obligations of the Bank or its subsidiaries and are subordinated in right of payment to the claims of depositors and certain other creditors. Redemptions, cancellations, exchanges, and modifications of subordinated debentures qualifying as regulatory capital are subject to the consent and approval of OSFI.

Subordinated Notes and Debentures
(millions of Canadian dollars, except as noted)	As at
Maturity date	Interest rate (%)		Reset spread (%)		Earliest par redemption date		October 31 2018	October 31 2017
July 9, 2023	5.828	[1]	2.550	[1]	July 9, 2018	[2]	$–	$650
May 26, 2025	9.150		n/a		–		198	199
June 24, 2025[3]	2.692	[1]	1.210	[1]	June 24, 2020		1,474	1,492
September 30, 2025[3]	2.982	[1]	1.830	[1]	September 30, 2020		982	987
September 14, 2028[3]	3.589	[1]	1.060	[1]	September 14, 2023	[4]	1,711	–
July 25, 2029[3]	3.224	[1]	1.250	[1]	July 25, 2024		1,427	1,460
March 4, 2031[3]	4.859	[1]	3.490	[1]	March 4, 2026		1,124	1,164
September 15, 2031[3]	3.625	[5]	2.205	[5]	September 15, 2026		1,824	1,776
December 18, 2106	5.763	[6]	1.990	[6]	December 18, 2017	[7]	–	1,800
Total							$8,740	$9,528

[1]	Interest rate is for the period to but excluding the earliest par redemption date, and thereafter, it will be reset at a rate of 3-month Bankers' Acceptance rate plus the reset spread noted.
[2]

On July 9, 2018, the Bank redeemed all of its outstanding $650 million 5.828% subordinated debentures due July 9, 2023, at a redemption price of 100% of the principal amount plus accrued and unpaid interest.

[3]

Non-viability contingent capital (NVCC). The subordinated notes and debentures qualify as regulatory capital under OSFI's Capital Adequacy Requirements (CAR) guideline. If a NVCC conversion were to occur in accordance with the NVCC Provisions, the maximum number of common shares that could be issued based on the formula for conversion set out in the respective prospectus supplements, assuming there are no declared and unpaid interest on the respective subordinated notes, as applicable, would be 450 million for the 2.692% subordinated debentures due June 24, 2025, 300 million for the 2.982% subordinated debentures due September 30, 2025, 525 million for the 3.589% subordinated debentures due September 14, 2028, 450 million for the 3.224% subordinated debentures due July 25, 2029, 375 million for the 4.859% subordinated debentures due March 4, 2031 and assuming a Canadian to U.S. dollar exchange rate of 1.00, 450 million for the 3.625% subordinated debentures due September 15, 2031.

[4]

On September 14, 2018, the Bank issued $1.75 billion of NVCC medium term notes constituting subordinated indebtedness of the Bank (the "Notes"). The Notes will bear interest at a fixed rate of 3.589% per annum (paid semi-annually) until September 14, 2023, and at the three-month Bankers' Acceptance rate plus 1.06% thereafter (paid quarterly) until maturity on September 14, 2028. With the prior approval of OSFI, the Bank may, at its option, redeem the Notes on or after September 14, 2023, in whole or in part, at par plus accrued and unpaid interest. Not more than 60 nor less than 30 days' notice is required to be given to the Notes' holders for such redemptions.

[5]	Interest rate is for the period to but excluding the earliest par redemption date, and thereafter, it will be reset at a rate of 5-year Mid-Swap Rate plus the reset spread noted.
[6]

Interest rate is for the period to but excluding the earliest par redemption date, and thereafter, it will be reset every 5 years at a rate of 5-year Government of Canada yield plus the reset spread noted.

[7]	On December 18, 2017, the Bank redeemed all of its outstanding $1.8 billion 5.763% subordinated debentures due December 18, 2106, at a redemption price of 100% of the principal amount.

The total change in subordinated notes and debentures for the year ended October 31, 2018 primarily relates to the issuance and redemption of subordinated debentures, foreign exchange translation, and the basis adjustment for fair value hedges.

REPAYMENT SCHEDULE

The aggregate remaining maturities of the Bank's subordinated notes and debentures are as follows:

Maturities
(millions of Canadian dollars)	As at
	October 31 2018	October 31 2017
Within 1 year	$–	$–
Over 1 year to 3 years	–	–
Over 3 years to 4 years	–	–
Over 4 years to 5 years	–	–
Over 5 years	8,740	9,528
Total	$8,740	$9,528